Shareholder Fees - VIPFundsManagerFunds-InvestorComboPRO	Apr. 30, 2025 USD ($)
VIPFundsManagerFunds-InvestorComboPRO | VIP FundsManager 60% Portfolio
Shareholder Fees:
(fees paid directly from your investment)